Cover Page Cover Page	Oct. 29, 2026
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Key Tronic Corp
Entity Incorporation, State or Country Code	WA
Entity File Number	0-11559
Entity Tax Identification Number	91-0849125
Entity Address, Address Line One	4424 North Sullivan Road
Entity Address, City or Town	Spokane Valley,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99216
City Area Code	509
Local Phone Number	928-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	KTCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000719733